ACQUISITION OF CORDOVA OR OPERATIONS LLC (Details Narrative) - CORDOVA OR OPERATIONS, LLC - CAD ($)			1 Months Ended
	Aug. 04, 2021	Apr. 04, 2018	Jun. 19, 2019
Statement [Line Items]
Proceeds from sale of land, building, and construction-in-progress	$ 2,726,680
Acquisition interest percentage		27.50%	72.50%
Payment or acquisition		$ 534,311	$ 1,361,048